ORGANIZATION - Shares Issued and Outstanding (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	14,159,248
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Instruments other than options outstanding (in shares)	21,059,443
Class A Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	404,919,411	0
Class C Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	674,766,200	0
Class D Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	319,132,127	0